Risk management (Tables)	12 Months Ended
Dec. 31, 2019
Risk management
Main credit risk aggregates arising on customer business
Main credit risk aggregates from customer business

Main credit risk performance metrics from activity with customers
December 2019 data
	Credit risk with customers* (EUR million)			Non-performing loans (EUR million)			NPL ratio (%)
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Europe	722,661	688,810	671,776	23,519	25,287	27,964	3.25	3.67	4.16
Spain	213,668	227,401	237,327	14,824	16,651	18,270	6.94	7.32	7.70
UK	275,941	252,919	242,993	2,786	2,739	3,210	1.01	1.08	1.32
S. Consumer Finance	105,048	97,922	92,589	2,416	2,244	2,319	2.30	2.29	2.50
Portugal	37,978	38,340	39,394	1,834	2,279	2,959	4.83	5.94	7.51
Poland	33,566	30,783	24,391	1,447	1,317	1,114	4.31	4.28	4.57
North America	143,839	125,916	106,129	3,165	3,510	2,935	2.20	2.79	2.77
US	105,792	92,152	77,190	2,331	2,688	2,156	2.20	2.92	2.79
SBNA	56,640	51,049	44,237	389	450	536	0.69	0.88	1.21
SC USA	29,021	26,424	24,079	1,787	2,043	1,410	6.16	7.73	5.86
Mexico	38,047	33,764	28,939	834	822	779	2.19	2.43	2.69
South America	143,428	138,134	138,577	6,972	6,639	6,685	4.86	4.81	4.82
Brazil	88,893	84,212	83,076	4,727	4,418	4,391	5.32	5.25	5.29
Chile	42,000	41,268	40,406	1,947	1,925	2,004	4.64	4.66	4.96
Argentina	5,044	5,631	8,085	171	179	202	3.39	3.17	2.50
Santander Global Platform	706	340	96	4	4	4	0.63	1.21	4.56
Corporte Centre	5,872	4,953	5,369	138	252	8	2.34	5.09	0.15
Total Group	1,016,507	958,153	920,968	33,799	35,692	37,596	3.32	3.73	4.08
* Includes gross lending to customers, guarantees and documentary credits.

Schedule of exposure and impairment losses by stage
In addition, depending on the transactions credit quality, the exposure is divided into three grades (investment, speculation and default):

Exposure and impairment losses by stage
EUR million
	2019
Credit Quality*	Stage 1	Stage 2	Stage 3	Total
Investment grade	552,763	5,532	—	558,295
Speculation grade	306,880	47,365	—	354,245
Default	—	—	31,363	31,363
Total Risk **	859,643	52,897	31,363	943,903
Impairment losses***	3,980	4,311	13,276	21,567

*	Detail of credit quality ratings calculated for Group management purposes.

**	Credit to Customers (Amortized Cost and FV through OCI) + Off Balance Sheet with Customers (Financial Guarantees, Technical Guarantees and Letters of Credit), (including temporary asset acquisitions).

***	Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses by stage
EUR million
	2018
Credit Quality*	Stage 1	Stage 2	Stage 3	Total
Investment grade	685,507	7,176	—	692,683
Speculation grade	222,495	47,439	—	269,935
Default	—	—	30,795	30,795
Total Risk **	908,002	54,616	30,795	993,412
Impairment losses	3,823	4,644	12,504	20,970

*	Detail of credit quality ratings calculated for Group management purposes.

**	Amortised cost assets + Loans and advances + loan commitments granted.

Schedule of changes in loss allowance and gross carrying amount
The changes in Financial assets at fair value through other comprehensive income (IFRS 9), and Financial assets available-for-sale (IAS 39) were as follows:

Million euros
	2019	2018*	2017
Balance at beginning of the year	2,671	3,169	5,487
Net additions (disposals)	221	(324)	(331)
Valuation adjustment and other items	(29)	(174)	(366)
Balance at end of year	2,863	2,671	4,790

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

Schedule of maturity analysis of assets and guarantees received and committed
The residual maturities of the liabilities associated with the assets and guarantees received and committed are presented below, as of 31 of December of 2019 (thousand of million of euros):

Residual maturities of the liabilities	unmatured	<=1month	>1month <=3months	>3months <=12months	>1year <=2years	>2years <=3years	3years <=5years	5years <=10years	>10years	TOTAL
Committed assets	32	43	8	80	65	29	24	20	20	322
Guarantees received	27	24	4	20	1	0	1	—	—	77

Schedule of on and off-balance sheet assets provided as security in transactions to obtain liquidity

Encumbrance of collateral received
Thousand of million of euros
	Fair value of encumbered collateral received or own debt securities issued	Fair value of collateral received or own debt securities issued available for encumbrance
Collateral received	77.0	55.8
Loans and advances	0.8	—
Equity instruments	5.6	8.2
Debt securities	70.6	47.6
Other collateral received	—	—
Own debt securities issued other than own covered bonds or ABSs	—	1.2

Encumbered assets and collateral received and matching liabilities
Thousand of million of euros
	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered
Total sources of encumbrance (carrying amount)	302.5	398.6
The reported Group information as required by the EBA at 2019 year-end is as follows:

On-balance-sheet encumbered assets
Thousand of million of euros
	Carrying amount of encumbered assets	Fair Value of encumbered assets	Fair Value of non-encumbered assets	Carrying amount of non-encumbered assets
Loans and advances	215.9		906.2
Equity instruments	6.5	6.5	12.1	12.1
Debt securities	64.7	64.8	119.9	119.6
Other assets	34.4		163.0
Total assets	321.5		1,201.2

Schedule of regulatory capital
The key regulatory capital figures are indicated below:

Reconciliation of accounting capital with regulatory capital
Million of euros
	2019	2018	2017
Subscribed capital	8,309	8,118	8,068
Share premium account	52,446	50,993	51,053
Reserves	56,526	53,988	52,577
Treasury shares	(31)	(59)	(22)
Attributable profit	6,515	7,810	6,619
Approved dividend	(1,662)	(2,237)	(2,029)
Shareholders’ equity on public balance sheet	122,103	118,613	116,265
Valuation adjustments	(22,032)	(22,141)	(21,777)
Non-controlling interests	10,588	10,889	12,344
Total Equity on public balance sheet	110,659	107,361	106,833
Goodwill and intangible assets	(28,478)	(28,644)	(28,537)
Eligible preference shares and participating securities	9,039	9,754	7,635
Accrued dividend	(1,761)	(1,055)	(968)
Other adjustments*	(9,923)	(9,700)	(7,679)
Tier 1 (Phase-in)	79,536	77,716	77,283
* Fundamentally for non-computable non-controlling interests and deductions and reasonable filters in compliance with CRR.
The following table shows the Phase-in capital coefficients and a detail of the eligible internal resources of the Group:

	2019	2018	2017
Capital coefficients
Level 1 ordinary eligible capital (million of euros)	70,497	67,962	74,173
Level 1 additional eligible capital (million of euros)	9,039	9,754	3,110
Level 2 eligible capital (million of euros)	11,531	11,009	13,422
Risk-weighted assets (million of euros)	605,244	592,319	605,064
Level 1 ordinary capital coefficient (CET 1)	11.65%	11.47%	12.26%
Level 1 additional capital coefficient (AT1)	1.49%	1.65%	0.51%
Level 1 capital coefficient (TIER1)	13.14%	13.12%	12.77%
Level 2 capital coefficient (TIER 2)	1.91%	1.86%	2.22%
Total capital coefficient	15.05%	14.98%	14.99%

Eligible capital
Million of euros
	2019	2018	2017
Eligible capital
Common Equity Tier I	70,497	67,962	74,173
Capital	8,309	8,118	8,068
(-) Treasure shares and own shares financed	(63)	(64)	(22)
Share Premium	52,446	50,993	51,053
Reserves	57,368	55,036	52,241
Other retained earnings	(22,933)	(23,022)	(22,363)
Minority interests	6,441	6,981	7,991
Profit net of dividends	3,092	4,518	3,621
Deductions	(34,163)	(34,598)	(26,416)
Goodwill and intangible assets	(28,478)	(28,644)	(22,829)
Others	(5,685)	(5,954)	(3,586)
Additional Tier I	9,039	9,754	3,110
Eligible instruments AT1	9,209	9,666	8,498
T1-excesses-subsidiaries	(170)	88	347
Residual value of dividends	—	—	(5,707)
Others	—	—	(27)
Tier II	11,531	11,009	13,422
Eligible instruments T2	12,360	11,306	9,901
Gen. funds and surplus loans loss prov. IRB	—	—	3,823
T2-excesses - subsidiaries	(829)	(297)	(275)
Others	—	—	(27)
Total eligible capital	91,067	88,725	90,706
Note: Santander Bank and its affiliates had not taken part in any State aid programmes.

Schedule of leverage capital and ratios

Million of euros
	2019	2018	2017
Leverage
Level 1 Capital	79,536	77,716	77,283
Exposure	1,544,614	1,489,094	1,463,090
Leverage Ratio	5.15%	5.22%	5.28%

Forborne loan portfolio
Risk management
Schedule of exposure to risk

CURRENT REFINANCING AND RESTRUCTURING BALANCES
Amounts in million euros, except number of transactions that are in units

	Total
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	43	31	15	10	7	—	2
Other financial institutions and: individual shareholder	630	200	350	90	13	19	35
Non-financial institutions and individual shareholder	161,353	5,413	45,474	11,438	6,339	2,271	5,029
Of which: financing for constructions and property development	6,427	190	1,293	847	554	21	392
Other warehouses	1,791,788	3,542	680,475	11,753	6,354	1,958	3,980
Total	1,953,814	9,185	726,314	23,290	12,714	4,248	9,045
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—

2019
Of which: Non-performing/Doubtful
Without real guarantee		With real guarantee
				Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
—	—	—	—	—	—	—
13	3	9	4	3	—	1
315	179	240	43	9	3	33
93,803	3,406	32,199	7,189	3,586	867	4,590
4,077	144	938	629	350	9	378
1,062,900	1,823	155,288	4,630	2,643	357	2,558
1,157,031	5,411	187,736	11,865	6,241	1,227	7,181
—	—	—	—	—	—	—

Schedule of changes in loss allowance and gross carrying amount
The table below shows the changes in 2019 in the forborne loan portfolio:

Million euros
2019
Beginning balance	30,527
Refinancing and restructuring of the period	6,174
Memorandum item: impact recorded in the income statement for the period	2,684
Debt repayment	(6,032)
Foreclosure	(564)
Derecognised from the consolidated balance sheet	(1,403)
Others variations	(5,272)
Balance at end of year	23,430

Home purchase loans
Risk management
Schedule of exposure to risk

	2019
EUR million	Gross amount	Of which: non - performing
Home purchase loans to families	62,236	2,649
Without mortgage guarantee	306	14
With mortgage guarantee	61,930	2,635

	2018
EUR million	Gross amount	Of which: non - performing
Home purchase loans to families	63,290	2,493
Without mortgage guarantee	545	54
With mortgage guarantee	62,745	2,439

Foreclosed Properties
Risk management
Schedule of exposure to risk
The following table shows the detail of the assets foreclosed by the businesses in Spain at the end of 2019:

	2019
EUR million	Gross carrying amount	Valuation adjustments	Of which: impairment losses on assets since time of foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	7,044	3,645	2,570	3,399
Of which:
Completed buildings	2,306	873	616	1,433
Residential	575	166	108	409
Other	1,731	707	508	1,024
Buildings under construction	219	90	47	129
Residential	219	90	47	129
Other	—	—	—	—
Land	4,519	2,682	1,907	1,837
Developed land	1,991	1,222	934	769
Other land	2,528	1,460	973	1,068
Property assets from home purchase mortgage loans to households	932	305	191	627
Other foreclosed property assets	250	86	51	164
Total property assets	8,226	4,036	2,812	4,190

Schedule of changes in loss allowance and gross carrying amount
The gross movement in foreclosed properties were as follows (in thousand of million of euros):

	2019	2018	2017*
Gross additions	0.7	0.8	1.4
Disposals	(2.7)	(1.8)	(1.9)
Difference	(2.0)	(1.0)	(0.5)
* Without considering the Blackstone transaction (see Note 3).

Real estate operations in Spain
Risk management
Schedule of exposure to risk

	2019
Million euros	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	2,939	435	115
Of which: watchlist/ non-performing	286	87	101
Memorandum items: Written-off assets	963

Memorandum items: Data from the public consolidated balance sheet
EUR million	2019
Carrying amount
Total loans and advances to customers excluding the Public sector (business in Spain) (Book value)	232,027
Total consolidated assets (Total business) (Book value)	1,522,695
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	1,349

Schedule of changes in loss allowance and gross carrying amount
In recent years the Group's strategy has been geared towards reducing these assets. The changes in gross property development loans to customers were as follows:

EUR million
	2019	2018	2017
Balance at beginning of year	4,812	6,472	5,515
Foreclosed assets	(29)	(100)	(27)
Banco Popular S.A.U. (perimeter)	—	—	2,934
Reductions*	(1,685)	(1,267)	(1,620)
Written-off assets	(159)	(293)	(330)
Balance at end of year	2,939	4,812	6,472

*	Includes portfolio sales, cash recoveries and third-party subrogations and new production.

Disclosure of concentrations
At year-end, the concentration of this portfolio was as follows:

Loans: gross amount
EUR million	2019
1. Without mortgage guarantee	146
2. With mortgage guarantee	2,793
2.1 Completed buildings	1,552
2.1.1 Residential	914
2.1.2 Other	638
2.2 Buildings and other constructions under construction	1,081
2.2.1 Residential	1,036
2.2.2 Other	45
2.3 Land	160
2.3.1 Developed consolidated land	109
2.3.2 Other land	51
Total	2,939

Santander Corporate and Investment Banking
Risk management
Schedule of evolution projection based on main macroeconomic indicators
The average evolution forecasted for the next years of the GDP projected for the next few years is presented, which has been used for the estimation of the expected losses, together with the weighting of each scenario:

	2020 - 2024
Magnitudes	Pessimistic scenario	Base scenario	Optimistic scenario
Global GDP Growth	3.0%	3.6%	3.8%

	2019 - 2023
Magnitudes	Pessimistic scenario	Base scenario	Optimistic scenario
Global GDP Growth	2.7%	3.6%	4.2%

Schedule of weights used for current political and economic positions
Each macroeconomic scenarios is associated with a determined likelihood of occurrence. As for its allocation, Santander Corporate & Investment Banking associates the highest weight with the Base Scenario, while associating the lower weights with the more extreme scenarios.

	2019	2018
Pessimistic scenario	30%	20%
Base scenario	40%	60%
Optimistic scenario	30%	20%

SPAIN
Risk management
Schedule of exposure and impairment losses by stage
In addition, depending on the current credit quality of the operations, the exposure is divided into three grades (Investment, speculation and default):

Exposure and impairment losses per stage
EUR million
	2019
Credit Quality *	Stage 1	Stage 2	Stage 3	TOTAL
Investment grade	139,673	1,315	—	140,988
Speculation grade	42,603	9,115	—	51,718
Default	—	—	14,587	14,587
Total Exposure **	182,276	10,430	14,587	207,293
Impairment losses***	296	503	5,195	5,994

*	Detail of credit quality ratings calculated for Group management purposes.

**	Credit to Customers (Amortized Cost and FV through OCI) + Off Balance Sheet with Customers (Financial Guarantees, Technical Guarantees and Letters of Credit), (including temporary asset acquisitions).

***	Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses per stage
EUR million
	2018
Credit Quality *	Stage 1	Stage 2	Stage 3	Total
Investment grade	171,266	289	—	171,555
Speculation grade	25,108	12,603	—	37,711
Default	—	—	14,941	14,941
Total Exposure **	196,374	12,892	14,941	224,207
Impairment losses	366	768	5,565	6,699

*	Detail of credit quality calculated for the purposes of Grupo Santander’s management

**	Amortised cost assets + Loans and advances + loan commitments granted.

Schedule of evolution projection based on main macroeconomic indicators
Spain for estimating expected losses is presented below:

	2020 - 2024
Magnitudes	Pessimistic scenario	Base scenario	Optimistic scenario
Interest rate	0.0%	0.0%	0.8%
Unemployment rate	13.7%	11.7%	9.6%
Housing price change	(0.3)%	1.6%	3.2%
GDP growth	0.8%	1.6%	2.3%

	2019 - 2023
Magnitudes	Pessimistic scenario	Base scenario	Optimistic scenario
Interest rate	0.3%	0.7%	1.2%
Unemployment rate	15.3%	12.3%	10.8%
Housing price change	0.5%	2.2%	3.8%
GDP growth	1.1%	1.8%	2.6%

Schedule of weights used for current political and economic positions
As for its allocation, Santander Spain associates the Base scenario with the highest weight, while associating the lower weights to the most extreme scenarios:

	2019	2018
Pessimistic scenario	30%	30%
Base scenario	40%	40%
Optimistic scenario	30%	30%

SPAIN | Home purchase loans
Risk management
Sensitivity analysis
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 b.p. for the macroeconomic variables used in the construction of the scenarios is as follows:

	Change in provision
	Mortgages	Corporate
GDP Growth
-100 b.p.	13.57%	4.23%
100 b.p.	(2.55)%	(0.23)%
Housing price change
-100 b.p.	2.62%	2.19%
100 b.p.	(1.02)%	(0.76)%

Disclosure of concentrations
Breakdown of the credit with mortgage guarantee to households for house acquisition, according to the percentage that the total risk represents on the amount of the latest available valuation (loan to value):

	2019
	Loan to value ratio
Million euros	Less than or equal to 40%	More than 40% and less than 60%	More than 60% and less than 80%	More than 80% and less than or equal to 100%	More than 100%	Total
Gross amount	16,211	18,652	17,947	5,398	3,722	61,930
Of which: watchlist /non-performing	228	297	422	435	1,253	2,635

BRAZIL
Risk management
Schedule of exposure and impairment losses by stage
In addition, depending on the current credit quality of the operations, the exposure is divided into three grades (Investment, speculation and default):

Exposure and impairment losses as of 31 December 2019
EUR million
Credit Quality *	Stage 1	Stage 2	Stage 3	Total
Investment grade	45,764	308	—	46,072
Speculation grade	32,699	5,393	—	38,092
Default	—	—	4,727	4,727
Total Exposure **	78,463	5,701	4,727	88,891
Impairment losses***	1,054	732	2,931	4,717

*	Detail of credit quality ratings calculated for Group management purposes.

**	Credit to Customers (Amortized Cost and FV through OCI) + Off Balance Sheet with Customers (Financial Guarantees, Technical Guarantees and Letters of Credit), (including temporary asset acquisitions).

***	Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses as of 31 December 2018
EUR million
Credit Quality *	Stage 1	Stage 2	Stage 3	Total
Investment grade	51,150	472	—	51,622
Speculation grade	56,884	5,334	—	62,218
Default	—	—	4,223	4,223
Total Exposure **	108,034	5,806	4,223	118,063
Impairment losses	997	768	2,889	4,654
* Detail of credit quality ratings calculated for Group management purposes.
** Amortised cost assets + Loans and advances + loan commitments granted.

Schedule of evolution projection based on main macroeconomic indicators
The evolution forecasted for the next five years of the main macroeconomic indicators used to estimate the expected losses in Santander Brazil is as follows:

	2020 - 2024
Magnitudes	Pessimistic scenario	Base scenario	Optimistic scenario
Interest rate	8.7%	5.6%	4.5%
Unemployment rate	16.5%	9.6%	8.0%
Housing price change	(1.2)%	2.7%	6.4%
GDP Growth	(1.4)%	2.4%	4.4%
Burden income	21.7%	20.4%	19.0%

	2019 - 2023
Magnitudes	Pessimistic scenario	Base scenario	Optimistic scenario
Interest rate	11.0%	7.7%	6.0%
Unemployment rate	16.3%	9.9%	8.6%
Housing price change	(1.4)%	4.3%	5.9%
GDP Growth	(1.2)%	2.4%	3.5%

Schedule of weights used for current political and economic positions
Each macroeconomic scenario is associated with a determined likelihood of occurrence. Regarding its assignation, Brazil links the highest weight to the base scenario whilst links the lowest weights to the most extreme scenarios:

	2019	2018
Pessimistic scenario	10%	10%
Base scenario	80%	80%
Optimistic scenario	10%	10%

Sensitivity analysis
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 b.p. for the macroeconomic variables used in the construction of the scenarios is as follows:

	Change in provision
	Consumer	Corporate
GDP Growth
-100 b.p.	0.73%	0.54%
100 b.p.	(0.20)%	(0.23)%
Burden income
-100 b.p.	(1.00)%	0.07%
100 b.p.	2.17%	0.45%

Credit risk
Risk management
Disclosure of concentrations
The detail, by activity and geographical area of the Group's risk concentration at 31 December, 2019 is as follows:

EUR million
	31 December 2019
	Total	Spain	Other EU countries	America	Rest of the world
Central banks and Credit institutions	238,849	36,163	109,303	82,754	10,629
Public sector	173,706	52,635	40,285	76,061	4,725
Of which:
Central government	153,830	42,752	36,409	69,980	4,689
Other central government	19,876	9,883	3,876	6,081	36
Other financial institutions (financial business activity)	120,962	17,073	69,336	32,558	1,995
Non-financial companies and individual entrepeneurs (non-financial business activity) (broken down by purpose)	400,371	117,943	127,494	139,236	15,698
Of which:
Construction and property development	21,050	4,028	9,893	7,062	67
Civil engineering construction	6,270	3,195	1,979	959	137
Large companies	237,994	59,223	74,743	90,022	14,006
SMEs and individual entrepreneurs	135,057	51,497	40,879	41,193	1,488
Households – other (broken down by purpose)	523,072	88,980	300,261	125,268	8,563
Of which:
Residential	333,043	62,349	228,677	41,099	918
Consumer loans	169,464	18,551	69,358	76,757	4,798
Other purposes	20,565	8,080	2,226	7,412	2,847
Total	1,456,960	312,794	646,679	455,877	41,610
* For the purposes of this table, the defnition of risk includes the following items in the public balance sheet: Loans and advances to credit institutions, Loans and advances to Central Banks, Loans and advances to Customers, Debt Instruments, Equity Instruments, trading Derivatives, Hedging derivatives, Investments and financial guarantees given.

Sovereign Risk
Risk management
Schedule of exposure to risk
The exposure in the table below is disclosed following the latest amendments of the regulatory reporting framework carried out by the EBA, which entered into force in 2019:

	2019					2018
	Portfolio
	Financial assets held for trading and Financial assets designated as FV with changes in results	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost	Non- trading financial assets mandatorily at fair value through profit or loss	Total net direct exposure	Total net direct exposure
Spain	5,204	19,961	10,201	—	35,366	49,640
Portugal	(746)	5,450	3,985	—	8,689	8,753
Italy	643	1,631	461	—	2,735	261
Greece	—	—	—	—	—	—
Ireland	—	—	—	—	—	—
Rest Eurozone	(313)	1,679	443	—	1,809	2,778
UK	740	1,402	8,221	—	10,363	10,869
Poland	22	8,313	31	—	8,366	11,229
Rest of Europe	(2)	120	659	—	777	329
US	794	10,463	5,042	—	16,299	8,682
Brazil	3,483	21,250	4,265	—	28,998	27,054
Mexico	4,366	8,350	957	—	13,673	10,415
Chile	320	2,759	381	—	3,460	1,776
Rest of America	9	249	771	—	1,029	893
Rest of the World	0	3,832	981	—	4,813	6,222
Total	14,520	85,459	36,398	—	136,377	138,901

Trading market risk
Risk management
Schedule of exposure to risk

The balance sheet items in the Group’s consolidated position that are subject to market risk are shown below, distinguishing those positions for which the main risk metric is VaR from those for which risk monitoring is carried out using other metrics:

		Main market risk metrics
	Balance sheet amount	VaR	Other	Main risk factors for 'Other' balance
Assets subject to market risk
Cash, cash balances at central banks and other deposits on demand	101,067		101,067	Interest rate
Financial assets held for trading	108,230	107,522	708	Interest rate, spread
Non-trading financial assets mandatorily at fair value through profit or loss	4,911	3,310	1,601	Interest rate, Equity market
Financial assets designated at fair value through profit or loss	62,069	61,405	664	Interest rate
Financial assets at fair value through other comprehensive income	125,708		125,708	Interest rate, spread
Financial assets measured at amortised cost	995,482		995,482	Interest rate
Hedging derivatives	7,216	7,216	—	Interest rate, exchange
Changes in the fair value of hedged items in portfolio hedges of interest risk	1,702		1,702	Interest rate
Other assets	116,310
Total assets	1,522,695

Liabilities subject to market risk
Financial liabilities held for trading	77,139	76,849	290	Interest rate, spread
Financial liabilities designated at fair value through profit or loss	60,995	60,211	784	Interest rate
Financial liabilities at amortised cost	1,230,745		1,230,745	Interest rate, spread
Hedging derivatives	6,048	6,048	—	Interest rate, exchange
Changes in the fair value hedged items in portfolio hedges of interest rate risk	269		269	Interest rate
Other liabilities	36,840
Total liabilities	1,412,036
Total equity	110,659

Disclosure of concentrations by risk factor
The following table displays the latest and average VaR values at 99% by risk factor over the last three years, the lowest and highest values in 2019 and the ES at 97.5% as of the end of December 2019:

VaR statistics and Expected Shortfall by risk factorA
EUR million. VaR at 99% and ES at 97.5% with one day time horizon
	2019					2018		2017
	VaR (99%)				ES (97.5%)	VaR		VaR
	Min	Average	Max	Latest	Latest	Average	Latest	Average	Latest
Total Trading	7.1	12.1	21.6	10.3	9.5	9.7	11.3	21.5	10.2
Diversification effect	(4.3)	(8.2)	(24.6)	(9.9)	(8.8)	(9.3)	(11.5)	(8.0)	(7.6)
Interest rate	6.6	10.0	17.6	9.2	7.6	9.4	9.7	16.2	7.9
Equities	1.0	2.9	15.3	4.8	4.6	2.4	2.8	3.0	1.9
Exchange rate	1.8	3.9	8.4	2.6	2.8	3.9	6.2	6.6	3.3
Credit spread	2.1	3.4	4.8	3.5	3.2	3.4	4.1	3.6	4.6
Commodities	0.0	0.0	0.1	0.0	0.0	0.0	0.0	0.0	0.0

Total Europe	4.2	6.3	11.6	10.1	6.8	5.0	5.5	6.8	6.3
Diversification effect	(2.9)	(6.9)	(15.2)	(8.3)	(8.8)	(6.7)	(8.2)	(6.1)	(6.1)
Interest rate	3.6	6.0	12.8	8.2	6.5	5.0	5.8	6.1	5.7
Equities	0.4	1.9	5.1	4.9	4.4	1.1	1.2	1.1	0.5
Exchange rate	1.0	1.9	3.8	1.9	1.4	1.7	2.1	2.0	1.4
Credit spread	2.1	3.4	5.1	3.5	3.2	3.9	4.6	3.7	4.7
Commodities	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Total North America	1.5	3.5	5.1	3.8	4.0	7.2	8.3	7.6	4.3
Diversification effect	(0.4)	(1.3)	(3.6)	(2.1)	(1.2)	(4.8)	(2.7)	(4.7)	(3.5)
Interest rate	1.5	2.6	4.0	3.4	2.6	6.4	7.7	7.6	4.6
Equities	0.1	0.2	0.6	0.1	0.1	0.1	0.0	0.4	0.0
Exchange rate	0.4	2.0	4.1	2.4	2.4	5.5	3.3	4.2	3.3

Total South America	5.5	9.5	20.7	6.0	6.1	7.2	10.0	18.7	7.8
Diversification effect	(0.4)	(2.9)	(13.4)	(3.8)	(2.6)	(3.5)	(2.3)	(2.9)	(3.4)
Interest rate	4.9	7.8	19.6	5.9	5.4	6.4	6.6	14.8	7.4
Equities	0.4	2.0	7.0	1.7	1.6	2.5	2.9	3.2	1.9
Exchange rate	0.6	2.6	7.6	2.1	1.7	1.9	2.9	3.5	2.0

A. In South America and North America, VaR levels of credit spreads and commodities are not shown separately due to their low or null materiality.

Structural risks
Risk management
Disclosure of concentrations by risk factor
In general the structural VaR is not significant according to the assets amounts or capital of the Group:

Structural VaR
EUR million. Structural VaR 99% with a temporary horizon of one day.
	2019				2018		2017
	Min	Average	Max	Latest	Average	Latest	Average	Latest
Structural VaR	438.2	511.4	729.1	729.1	568.5	556.8	878.0	815.7
Diversification effect	(225.5)	(304.2)	(404.3)	(402.0)	(325.0)	(267.7)	(337.3)	(376.8)
VaR interest rate*	224.7	345.6	629.7	629.7	337.1	319.5	373.9	459.6
VaR exchange rate	283.5	308.1	332.1	331.7	338.9	324.9	546.9	471.2
VaR equities	155.5	161.9	171.7	169.8	217.6	180.1	294.5	261.6
* Includes credit spread VaR on ALCO portfolios.

Santander UK plc
Risk management
Schedule of exposure and impairment losses by stage
In addition, depending on the current operations credit quality, the exposure is divided into three grades (investment, speculation and default):

Exposure and impairment losses by stage
EUR million
	2019
Credit Quality *	Stage 1	Stage 2	Stage 3	Total
Investment grade	238,985	2,032	—	241,017
Speculation grade	40,281	12,543	—	52,824
Default	—	—	2,821	2,821
Total Exposure **	279,266	14,575	2,821	296,662
Impairment losses***	117	470	588	1,175

*	Detail of credit quality ratings calculated for Group management purposes.

**	Credit to Customers (Amortized Cost and FV through OCI) + Off Balance Sheet with Customers (Financial Guarantees, Technical Guarantees and Letters of Credit), (including temporary asset acquisitions).

***	Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses by stage
EUR million
	2018
Credit Quality *	Stage 1	Stage 2	Stage 3	Total
Investment grade	225,929	1,900	—	227,829
Speculation grade	34,655	11,514	—	46,169
Default	—	—	2,795	2,795
Total Exposure **	260,584	13,415	2,795	276,793
Impairment losses	224	335	335	894

*	Detail of credit quality ratings calculated for Group management purposes.

**	Amortised cost assets + Loans and advances + loan commitments granted.

Schedule of evolution projection based on main macroeconomic indicators
The evolution forecasted for the next five years of the main macroeconomic indicators used by Santander UK to estimate expected losses is presented below:

	2020 - 2024
Magnitudes	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario 1	Optimistic scenario 2
Interest rate	2.6%	1.8%	0.9%	1.8%	1.9%
Unemployment rate	7.3%	5.1%	4.0%	3.1%	2.6%
Housing price change	(0.1)%	(0.01)%	0.02%	0.04%	0.06%
GDP growth	0.01%	0.01%	0.02%	0.02%	0.03%

	2019-2023
Magnitudes	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario 1	Optimistic scenario 2
Interest rate	2.3%	2.5%	1.5%	1.3%	1.0%
Unemployment rate	8.6%	6.9%	4.3%	3.8%	2.8%
Housing price change	(9.5)%	(2.0)%	2.0%	2.3%	3.4%
GDP growth	0.3%	0.7%	1.6%	2.1%	2.5%

Schedule of weights used for current political and economic positions
In addition, at December 31, 2019, the weights used by Santander UK reflect the future prospects of the British economy in relation to its current political and economic position so that higher weights are assigned for negative scenarios:

	2019	2018
Pessimistic scenario 2	15%	10%
Pessimistic scenario 1	30%	30%
Base scenario	40%	40%
Optimistic scenario 1	10%	15%
Optimistic scenario 2	5%	5%

Sensitivity analysis
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 b.p. for the macroeconomic variables used in the construction of the scenarios is as follows:

Change in provision
Mortgages
GDP Growth
-100 b.p.	13.11%
100 b.p.	(5.01)%
Housing price change
-100 b.p.	7.16%
100 b.p.	(2.95)%
Unemployment rate
-100 b.p.	(8.01)%
100 b.p.	16.86%

Santander Bank, National Association
Risk management
Schedule of exposure and impairment losses by stage
In addition, depending on the current credit quality of the operations, the exposure is divided into three grades (Investment, speculation and default):

Exposure and impairment losses by stage
EUR million
	2019
Credit Quality *	Stage 1	Stage 2	Stage 3	Total
Investment grade	27,078	763	—	27,841
Speculation grade	32,273	3,964	—	36,237
Default	—	—	419	419
Total Exposure**	59,351	4,727	419	64,497
Impairment losses***	265	208	71	544

*	Detail of credit quality ratings calculated for Group management purposes.

**	Credit to Customers (Amortized Cost and FV through OCI) + Off Balance Sheet with Customers (Financial Guarantees, Technical Guarantees and Letters of Credit), (including temporary asset acquisitions).

***	Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses by stage
EUR million
	2018
Credit Quality *	Stage 1	Stage 2	Stage 3	Total
Investment grade	5,149	—	—	5,149
Speculation grade	60,391	3,784	—	64,175
Default	—	—	448	448
Total Exposure**	65,540	3,784	448	69,772
Impairment losses	233	204	105	542

*	Detail of credit quality ratings calculated for Group management purposes.

**	Amortised cost assets + Loans and advances + loan commitments granted.

Schedule of evolution projection based on main macroeconomic indicators
The evolution projected for the next five years of the main macroeconomic indicators used Santander Bank, National Association to estimate expected losses is presented below:

		2020 - 2024
Magnitudes	Unfavourable scenario 2	Unfavourable scenario 1	Base scenario	Favourable scenario
Interest rate (annual averaged)	1.1%	2.2%	2.3%	2.7%
Unemployment rate	7.7%	2.7%	(0.9)%	(2.1)%
House price change	2.6%	3.7%	4.5%	4.7%
GDP growth	1.6%	2.1%	2.1%	2.8%

	2019-2023
Magnitudes	Unfavourable scenario	Base scenario	Favourable scenario
Interest rate (annual averaged)	1.3%	2.8%	3.6%
Unemployment rate	6.9%	4.2%	3.8%
House price change	2.2%	3.9%	3.9%
GDP growth	1.5%	2.1%	2.8%
Each of the macroeconomic scenarios is associated with a

Schedule of weights used for current political and economic positions
As for its allocation, Santander Bank, National Association associates the highest weighting to the Base scenario, while associates the lowest weightings to the most extreme scenarios:

	2019	2018
Pessimistic scenario 2	17.5%	20%
Pessimistic scenario 1*	20%	n.a.
Base scenario	32.5%	60%
Optimistic scenario	30%	20%

*	The exercise carried out in 2019 includes two adverse scenarios compared to one in 2018, due to the evolution of the local methodology.

Santander Consumer USA Holdings Inc.
Risk management
Schedule of exposure and impairment losses by stage
In addition, depending on the current credit quality of the operations, the exposure is divided into three grades (Investment, speculation and default):

Exposure and impairment losses by stage
EUR million
	2019
Credit Quality *	Stage 1	Stage 2	Stage 3	Total
Investment grade	1,029	14	—	1,043
Speculation grade	20,083	6,277	—	26,360
Default	—	—	1,600	1,600
Total Exposure **	21,112	6,291	1,600	29,003
Impairment losses***	859	1,503	731	3,093

*	Detail of credit quality ratings calculated for Group management purposes.

**	Credit to Customers (Amortized Cost and FV through OCI) + Off Balance Sheet with Customers (Financial Guarantees, Technical Guarantees and Letters of Credit), (including temporary asset acquisitions).

***	Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses by stage
EUR million
	2018
Credit Quality *	Stage 1	Stage 2	Stage 3	Total
Investment grade	224	—	—	224
Speculation grade	20,313	6,600	—	26,913
Default	—	—	2,218	2,218
Total Exposure **	20,537	6,600	2,218	29,355
Impairment losses	824	1,720	667	3,211
* Detail of credit quality ratings calculated for Group management purposes.
** Amortised cost assets + Loans and advances + loan commitments granted.

Schedule of evolution projection based on main macroeconomic indicators
The evolution forecasted for the next five years of the main macroeconomic indicators used by in Santander Consumer USA Holdings Inc in the estimation of expected losses is shown below:

		2020 - 2024
Magnitudes	Unfavourable scenario 1	Unfavourable scenario 2	Base scenario	Favourable scenario
Interest rate (year averaged)	1.1%	2.2%	2.3%	2.7%
Unemployment rate	7.7%	2.7%	(0.9)%	(2.1)%
Housing price growth	2.6%	3.7%	4.5%	4.7%
GDP Growth	1.6%	2.1%	2.1%	2.8%
Manheim indexA	(1.2)%	0.5%	1.6%	3.1%
A. US used vehicle price car index

	2019 - 2023
Magnitudes	Unfavourable scenario	Base scenario	Favourable scenario
Interest rate (year averaged)	1.3%	2.8%	3.6%
Unemployment rate	6.9%	4.2%	3.8%
Housing price growth	2.2%	3.9%	3.9%
GDP Growth	1.5%	2.1%	2.8%

Schedule of weights used for current political and economic positions
Each of the macroeconomic scenarios is associated with a given probability of occurrence. Santander Consumer USA Inc. associates the highest weighting to the Base scenario, whereas it associates the lowest weightings to the most extreme or acid scenarios:

	2019	2018
Pessimistic scenario 2	17.5%	20%
Pessimistic scenario 1*	20%	n.a.
Base scenario	32.5%	60%
Optimistic scenario	30%	20%

Sensitivity analysis
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 b.p. for the macroeconomic variables used in the construction of the scenarios is as follows:

Change in provision
SC Auto
GDP Growth
-100 b.p.	5.73%
100 b.p.	(0.74)%
Manheim index
-100 b.p.	1.02%
100 b.p.	(1.88)%
Unemployment rate
-100 b.p.	(0.55)%
100 b.p.	0.15%